Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

a)     The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Voyage revenues (i)(iii)(vi)	4,507	1,523	5,531	9,667
Vessel operating expenses (ii)(vi)	(2,452)	(5,387)	(5,267)	(9,922)
Time-charter hire expense (iii)	(3,080)	—	(8,671)	—
General and administrative expenses (iv)	(4,170)	(4,291)	(8,324)	(8,255)
General and administrative expenses deferred and capitalized (v)	—	(210)	(245)	(395)

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit LNG carriers were time-chartered to Teekay Corporation at fixed-rates for periods of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.

(ii)
The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary provided, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)
In September 2018, the Partnership entered into an agreement with the Teekay LNG-Marubeni Joint Venture to charter in one of Teekay LNG-Marubeni Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate. The time-charter hire expense charged for the three and six months ended June 30, 2019 were $3.1 million and $8.7 million, respectively. In April 2019, the Teekay LNG-Marubeni Joint Venture extended the charter contract with the Partnership for an additional 21 months at the same rate, which is set to expire in June 2022. In connection with this extension, the Magellan Spirit was chartered by the Partnership to Teekay Corporation for three years at a fixed rate. The Partnership recognized revenue of $2.5 million for the three and six months ended June 30, 2019 from this charter to Teekay Corporation.

(iv)
Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)
Includes pre-operation, engineering and financing-related expenses charged by Teekay Corporation subsidiaries to the Partnership to support the start-up of the Bahrain LNG Joint Venture, which is expected to occur in the second half of 2019, of which $nil and $0.2 million was reimbursed by the Bahrain LNG Joint Venture for the three and six months ended June 30, 2019, respectively ($0.6 million and $0.6 million for the three and six months ended June 30, 2018, respectively). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.

(vi)
The Partnership entered into an operation and maintenance contract with the Bahrain LNG Joint Venture and an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay Corporation, relating to the LNG regasification terminal in Bahrain. The subcontractor fees from TMS for the three months and six months ended June 30, 2019 were $1.0 million and $2.0 million, respectively ($0.1 million and $0.2 million for the three and six months ended June 30, 2018, respectively), are included in vessel operating expenses in the Partnership's consolidated statements of income (loss). Cost recoveries from the Bahrain LNG Joint Venture of $2.0 million and $3.0 million for the three and six months ended June 30, 2019, respectively ($0.1 million and $0.2 million for the three and six months ended June 30, 2018, respectively), are included in voyage revenues in the Partnership's consolidated statements of income (loss).